Equinox Abraham Strategy Fund

Class I EABIX

(a series of Equinox Fund Trust)

Supplement dated April 1, 2013 to the Prospectus dated February 1, 2013

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Equinox Abraham Strategy Fund (the “Fund”) and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin, primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus:

Richard Bornhoft, Chief Investment Officer of the Adviser, Ajay Dravid, Managing Director of Portfolio Strategy for the Adviser and Rufus Rankin, Director of Portfolio Management for the Adviser, have been on the Fund’s portfolio management team since its inception. Sue Osborne and Afroz Qadeer, members of the Adviser’s portfolio management team, each joined the Fund’s portfolio management team on April 1, 2013.

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s portfolio management team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 7, 24, 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a CFTC/NFA Series 3 registration.

Sue Osborne is a member of the Adviser’s portfolio management team and joined the Advisor in April 2013. Ms. Osborne is also Director of Research at Equinox Institutional Asset Management, LP (formerly known as Tapestry Asset Management, LP), an affiliate of the Adviser, where she has been since 2003, first as a consultant and then in her current role. She has held positions in hedge fund research and portfolio management at Hamilton & Co. from 2002 to 2003, Goldman Sachs from 1998 to 2002, Lake Partners from 1996 to 1998, and Greenwich Associates in 1996. She holds an MBA from Lehigh University and a BS in Marketing from Duquesne University.

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Afroz Qadeer is a member of the Adviser’s portfolio management team and joined the Adviser in April 2013. Mr. Qadeer co-founded Equinox Institutional Asset Management, LP (then known as Tapestry Asset Management, LP) in 2002 and serves as its President and Chief Investment Officer. He has held tenures in hedge fund research and portfolio management roles with Goldman Sachs, Optima Fund Management, and Lake Partners. In such roles, he participated in the launch of eight multi-manager funds, management of 20 multi-manager portfolios covering a diverse range of alternatives, and management of four hedge fund portfolios with assets of approximately $2 billion. Mr. Qadeer holds an MBA from The Wharton School, University of Pennsylvania and a Bachelor of Commerce from Sydenham College, University of Bombay, India.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Mr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Mr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University, and is currently ABD in the process pursuing a Doctorate of Business Administration with a concentration in finance and a dissertation on statistical methods of creating more diversified multi-manager portfolios.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated February 1, 2013, and Statement of Additional Information (“SAI”), dated February 1, 2013, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

2

Equinox Absolute Return Plus Strategy Fund

Class I EMEIX

(a series of Equinox Fund Trust)

Supplement dated April 1, 2013 to the Prospectus dated February 1, 2013

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Equinox Absolute Return Plus Strategy Fund (the “Fund”) and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin, primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus:

Richard Bornhoft, Chief Investment Officer of the Adviser, Ajay Dravid, Managing Director of Portfolio Strategy for the Adviser and Rufus Rankin, Director of Portfolio Management for the Adviser, have been on the Fund’s portfolio management team since its inception. Sue Osborne and Afroz Qadeer, members of the Adviser’s portfolio management team, each joined the Fund’s portfolio management team on April 1, 2013.

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s portfolio management team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 7, 24, 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a CFTC/NFA Series 3 registration.

Sue Osborne is a member of the Adviser’s portfolio management team and joined the Advisor in April 2013. Ms. Osborne is also Director of Research at Equinox Institutional Asset Management, LP (formerly known as Tapestry Asset Management, LP), an affiliate of the Adviser, where she has been since 2003, first as a consultant and then in her current role. She has held positions in hedge fund research and portfolio management at Hamilton & Co. from 2002 to 2003, Goldman Sachs from 1998 to 2002, Lake Partners from 1996 to 1998, and Greenwich Associates in 1996. She holds an MBA from Lehigh University and a BS in Marketing from Duquesne University.

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Afroz Qadeer is a member of the Adviser’s portfolio management team and joined the Adviser in April 2013. Mr. Qadeer co-founded Equinox Institutional Asset Management, LP (then known as Tapestry Asset Management, LP) in 2002 and serves as its President and Chief Investment Officer. He has held tenures in hedge fund research and portfolio management roles with Goldman Sachs, Optima Fund Management, and Lake Partners. In such roles, he participated in the launch of eight multi-manager funds, management of 20 multi-manager portfolios covering a diverse range of alternatives, and management of four hedge fund portfolios with assets of approximately $2 billion. Mr. Qadeer holds an MBA from The Wharton School, University of Pennsylvania and a Bachelor of Commerce from Sydenham College, University of Bombay, India.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Mr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Mr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University, and is currently ABD in the process pursuing a Doctorate of Business Administration with a concentration in finance and a dissertation on statistical methods of creating more diversified multi-manager portfolios.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated February 1, 2013, and Statement of Additional Information (“SAI”), dated February 1, 2013, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

2

Equinox Campbell Strategy Fund

Class A EBSAX

Class I EBSIX

Class P EBSPX

(a series of Equinox Fund Trust)

Supplement dated April 1, 2013

to the Prospectus dated March 1, 2013

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Equinox Campbell Strategy Fund (the “Fund”) and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin, primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following replaces the information in the section titled “Portfolio Managers” on page 8 of the Prospectus:

Richard Bornhoft, Chief Investment Officer of the Adviser, Ajay Dravid, Managing Director of Portfolio Strategy for the Adviser and Rufus Rankin, Director of Portfolio Management for the Adviser, have been on the Fund’s portfolio management team since its inception. Sue Osborne and Afroz Qadeer, members of the Adviser’s portfolio management team, each joined the Fund’s portfolio management team on April 1, 2013.

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s portfolio management team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 7, 24, 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a CFTC/NFA Series 3 registration.

Sue Osborne is a member of the Adviser’s portfolio management team and joined the Advisor in April 2013. Ms. Osborne is also Director of Research at Equinox Institutional Asset Management, LP (formerly known as Tapestry Asset Management, LP), an affiliate of the Adviser, where she has been since 2003, first as a consultant and then in

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her current role. She has held positions in hedge fund research and portfolio management at Hamilton & Co. from 2002 to 2003, Goldman Sachs from 1998 to 2002, Lake Partners from 1996 to 1998, and Greenwich Associates in 1996. She holds an MBA from Lehigh University and a BS in Marketing from Duquesne University.

Afroz Qadeer is a member of the Adviser’s portfolio management team and joined the Adviser in April 2013. Mr. Qadeer co-founded Equinox Institutional Asset Management, LP (then known as Tapestry Asset Management, LP) in 2002 and serves as its President and Chief Investment Officer. He has held tenures in hedge fund research and portfolio management roles with Goldman Sachs, Optima Fund Management, and Lake Partners. In such roles, he participated in the launch of eight multi-manager funds, management of 20 multi-manager portfolios covering a diverse range of alternatives, and management of four hedge fund portfolios with assets of approximately $2 billion. Mr. Qadeer holds an MBA from The Wharton School, University of Pennsylvania and a Bachelor of Commerce from Sydenham College, University of Bombay, India.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Mr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Mr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University, and is currently ABD in the process pursuing a Doctorate of Business Administration with a concentration in finance and a dissertation on statistical methods of creating more diversified multi-manager portfolios.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated March 1, 2013, and Statement of Additional Information (“SAI”), dated February 1, 2013, as amended February 27, 2013. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

2

Equinox Chesapeake Strategy Fund

Class I EQCHX

(a series of Equinox Fund Trust)

Supplement dated April 1, 2013

to the Prospectus dated February 1, 2013

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Equinox Chesapeake Strategy Fund (the “Fund”) and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin, primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus:

Richard Bornhoft, Chief Investment Officer of the Adviser, Ajay Dravid, Managing Director of Portfolio Strategy for the Adviser and Rufus Rankin, Director of Portfolio Management for the Adviser, have been on the Fund’s portfolio management team since its inception. Sue Osborne and Afroz Qadeer, members of the Adviser’s portfolio management team, each joined the Fund’s portfolio management team on April 1, 2013.

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s portfolio management team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 7, 24, 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a CFTC/NFA Series 3 registration.

Sue Osborne is a member of the Adviser’s portfolio management team and joined the Advisor in April 2013. Ms. Osborne is also Director of Research at Equinox Institutional Asset Management, LP (formerly known as Tapestry Asset Management, LP), an affiliate of the Adviser, where she has been since 2003, first as a consultant and then in her current role. She has held positions in hedge fund research and portfolio management at Hamilton & Co. from 2002 to 2003, Goldman Sachs from 1998 to 2002, Lake Partners from 1996 to 1998, and Greenwich Associates in 1996. She holds an MBA from Lehigh University and a BS in Marketing from Duquesne University.

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Afroz Qadeer is a member of the Adviser’s portfolio management team and joined the Adviser in April 2013. Mr. Qadeer co-founded Equinox Institutional Asset Management, LP (then known as Tapestry Asset Management, LP) in 2002 and serves as its President and Chief Investment Officer. He has held tenures in hedge fund research and portfolio management roles with Goldman Sachs, Optima Fund Management, and Lake Partners. In such roles, he participated in the launch of eight multi-manager funds, management of 20 multi-manager portfolios covering a diverse range of alternatives, and management of four hedge fund portfolios with assets of approximately $2 billion. Mr. Qadeer holds an MBA from The Wharton School, University of Pennsylvania and a Bachelor of Commerce from Sydenham College, University of Bombay, India.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Mr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Mr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University, and is currently ABD in the process pursuing a Doctorate of Business Administration with a concentration in finance and a dissertation on statistical methods of creating more diversified multi-manager portfolios.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated February 1, 2013, and Statement of Additional Information (“SAI”), dated February 1, 2013, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

2

Equinox Crabel Strategy Fund

Class I EQCRX

(a series of Equinox Fund Trust)

Supplement dated April 1, 2013 to the Prospectus dated February 1, 2013, as amended February 27, 2013

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Equinox Crabel Strategy Fund (the “Fund”) and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin, primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus:

Richard Bornhoft, Chief Investment Officer of the Adviser, Ajay Dravid, Managing Director of Portfolio Strategy for the Adviser and Rufus Rankin, Director of Portfolio Management for the Adviser, have been on the Fund’s portfolio management team since its inception. Sue Osborne and Afroz Qadeer, members of the Adviser’s portfolio management team, each joined the Fund’s portfolio management team on April 1, 2013.

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s portfolio management team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 7, 24, 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a CFTC/NFA Series 3 registration.

Sue Osborne is a member of the Adviser’s portfolio management team and joined the Advisor in April 2013. Ms. Osborne is also Director of Research at Equinox Institutional Asset Management, LP (formerly known as Tapestry Asset Management, LP), an affiliate of the Adviser, where she has been since 2003, first as a consultant and then in her current role. She has held positions in hedge fund research and portfolio management at Hamilton & Co. from 2002 to 2003, Goldman Sachs from 1998 to 2002, Lake Partners from 1996 to 1998, and Greenwich Associates in 1996. She holds an MBA from Lehigh University and a BS in Marketing from Duquesne University.

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Afroz Qadeer is a member of the Adviser’s portfolio management team and joined the Adviser in April 2013. Mr. Qadeer co-founded Equinox Institutional Asset Management, LP (then known as Tapestry Asset Management, LP) in 2002 and serves as its President and Chief Investment Officer. He has held tenures in hedge fund research and portfolio management roles with Goldman Sachs, Optima Fund Management, and Lake Partners. In such roles, he participated in the launch of eight multi-manager funds, management of 20 multi-manager portfolios covering a diverse range of alternatives, and management of four hedge fund portfolios with assets of approximately $2 billion. Mr. Qadeer holds an MBA from The Wharton School, University of Pennsylvania and a Bachelor of Commerce from Sydenham College, University of Bombay, India.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Mr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Mr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University, and is currently ABD in the process pursuing a Doctorate of Business Administration with a concentration in finance and a dissertation on statistical methods of creating more diversified multi-manager portfolios.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated February 1, 2013, as amended February 27, 2013, and Statement of Additional Information (“SAI”), dated February 1, 2013, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

2

Equinox Eclipse Strategy Fund

Class I EECIX

(a series of Equinox Fund Trust)

Supplement dated April 1, 2013

to the Prospectus dated February 1, 2013

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Equinox Eclipse Strategy Fund (the “Fund”) and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin, primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus:

Richard Bornhoft, Chief Investment Officer of the Adviser, Ajay Dravid, Managing Director of Portfolio Strategy for the Adviser and Rufus Rankin, Director of Portfolio Management for the Adviser, have been on the Fund’s portfolio management team since its inception. Sue Osborne and Afroz Qadeer, members of the Adviser’s portfolio management team, each joined the Fund’s portfolio management team on April 1, 2013.

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s portfolio management team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 7, 24, 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a CFTC/NFA Series 3 registration.

Sue Osborne is a member of the Adviser’s portfolio management team and joined the Advisor in April 2013. Ms. Osborne is also Director of Research at Equinox Institutional Asset Management, LP (formerly known as Tapestry Asset Management, LP), an affiliate of the Adviser, where she has been since 2003, first as a consultant and then in her current role. She has held positions in hedge fund research and portfolio management at Hamilton & Co. from 2002 to 2003, Goldman Sachs from 1998 to 2002, Lake Partners from 1996 to 1998, and Greenwich Associates in 1996. She holds an MBA from Lehigh University and a BS in Marketing from Duquesne University.

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Afroz Qadeer is a member of the Adviser’s portfolio management team and joined the Adviser in April 2013. Mr. Qadeer co-founded Equinox Institutional Asset Management, LP (then known as Tapestry Asset Management, LP) in 2002 and serves as its President and Chief Investment Officer. He has held tenures in hedge fund research and portfolio management roles with Goldman Sachs, Optima Fund Management, and Lake Partners. In such roles, he participated in the launch of eight multi-manager funds, management of 20 multi-manager portfolios covering a diverse range of alternatives, and management of four hedge fund portfolios with assets of approximately $2 billion. Mr. Qadeer holds an MBA from The Wharton School, University of Pennsylvania and a Bachelor of Commerce from Sydenham College, University of Bombay, India.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Mr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Mr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University, and is currently ABD in the process pursuing a Doctorate of Business Administration with a concentration in finance and a dissertation on statistical methods of creating more diversified multi-manager portfolios.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated February 1, 2013, and Statement of Additional Information (“SAI”), dated February 1, 2013, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

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Equinox John Locke Strategy Fund

Class I EJLIX

(a series of Equinox Fund Trust)

Supplement dated April 1, 2013

to the Prospectus dated February 1, 2013

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Equinox John Locke Strategy Fund (the “Fund”) and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin, primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus:

Richard Bornhoft, Chief Investment Officer of the Adviser, Ajay Dravid, Managing Director of Portfolio Strategy for the Adviser and Rufus Rankin, Director of Portfolio Management for the Adviser, have been on the Fund’s portfolio management team since its inception. Sue Osborne and Afroz Qadeer, members of the Adviser’s portfolio management team, each joined the Fund’s portfolio management team on April 1, 2013.

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s portfolio management team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 7, 24, 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a CFTC/NFA Series 3 registration.

Sue Osborne is a member of the Adviser’s portfolio management team and joined the Advisor in April 2013. Ms. Osborne is also Director of Research at Equinox Institutional Asset Management, LP (formerly known as Tapestry Asset Management, LP), an affiliate of the Adviser, where she has been since 2003, first as a consultant and then in her current role. She has held positions in hedge fund research and portfolio management at Hamilton & Co. from 2002 to 2003, Goldman Sachs from 1998 to 2002, Lake Partners from 1996 to 1998, and Greenwich Associates in 1996. She holds an MBA from Lehigh University and a BS in Marketing from Duquesne University.

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Afroz Qadeer is a member of the Adviser’s portfolio management team and joined the Adviser in April 2013. Mr. Qadeer co-founded Equinox Institutional Asset Management, LP (then known as Tapestry Asset Management, LP) in 2002 and serves as its President and Chief Investment Officer. He has held tenures in hedge fund research and portfolio management roles with Goldman Sachs, Optima Fund Management, and Lake Partners. In such roles, he participated in the launch of eight multi-manager funds, management of 20 multi-manager portfolios covering a diverse range of alternatives, and management of four hedge fund portfolios with assets of approximately $2 billion. Mr. Qadeer holds an MBA from The Wharton School, University of Pennsylvania and a Bachelor of Commerce from Sydenham College, University of Bombay, India.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Mr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Mr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University, and is currently ABD in the process pursuing a Doctorate of Business Administration with a concentration in finance and a dissertation on statistical methods of creating more diversified multi-manager portfolios.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated February 1, 2013, and Statement of Additional Information (“SAI”), dated February 1, 2013, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

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Equinox QCM Strategy Fund

Class I EQQCX

(a series of Equinox Fund Trust)

Supplement dated April 1, 2013 to the Prospectus dated February 1, 2013

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Equinox QCM Strategy Fund (the “Fund”) and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin, primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus:

Richard Bornhoft, Chief Investment Officer of the Adviser, Ajay Dravid, Managing Director of Portfolio Strategy for the Adviser and Rufus Rankin, Director of Portfolio Management for the Adviser, have been on the Fund’s portfolio management team since its inception. Sue Osborne and Afroz Qadeer, members of the Adviser’s portfolio management team, each joined the Fund’s portfolio management team on April 1, 2013.

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s portfolio management team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 7, 24, 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a CFTC/NFA Series 3 registration.

Sue Osborne is a member of the Adviser’s portfolio management team and joined the Advisor in April 2013. Ms. Osborne is also Director of Research at Equinox Institutional Asset Management, LP (formerly known as Tapestry Asset Management, LP), an affiliate of the Adviser, where she has been since 2003, first as a consultant and then in her current role. She has held positions in hedge fund research and portfolio management at Hamilton & Co. from 2002 to 2003, Goldman Sachs from 1998 to 2002, Lake Partners from 1996 to 1998, and Greenwich Associates in 1996. She holds an MBA from Lehigh University and a BS in Marketing from Duquesne University.

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Afroz Qadeer is a member of the Adviser’s portfolio management team and joined the Adviser in April 2013. Mr. Qadeer co-founded Equinox Institutional Asset Management, LP (then known as Tapestry Asset Management, LP) in 2002 and serves as its President and Chief Investment Officer. He has held tenures in hedge fund research and portfolio management roles with Goldman Sachs, Optima Fund Management, and Lake Partners. In such roles, he participated in the launch of eight multi-manager funds, management of 20 multi-manager portfolios covering a diverse range of alternatives, and management of four hedge fund portfolios with assets of approximately $2 billion. Mr. Qadeer holds an MBA from The Wharton School, University of Pennsylvania and a Bachelor of Commerce from Sydenham College, University of Bombay, India.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Mr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Mr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University, and is currently ABD in the process pursuing a Doctorate of Business Administration with a concentration in finance and a dissertation on statistical methods of creating more diversified multi-manager portfolios.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated February 1, 2013, and Statement of Additional Information (“SAI”), dated February 1, 2013, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

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Equinox Tiverton Strategy Fund

Class I EQTVX

(a series of Equinox Fund Trust)

Supplement dated April 1, 2013

to the Prospectus dated February 1, 2013

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Equinox Tiverton Strategy Fund (the “Fund”) and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin, primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus:

Richard Bornhoft, Chief Investment Officer of the Adviser, Ajay Dravid, Managing Director of Portfolio Strategy for the Adviser and Rufus Rankin, Director of Portfolio Management for the Adviser, have been on the Fund’s portfolio management team since its inception. Sue Osborne and Afroz Qadeer, members of the Adviser’s portfolio management team, each joined the Fund’s portfolio management team on April 1, 2013.

The following replaces the information in the section titled “Portfolio Managers” on page 17 of the Prospectus:

PORTFOLIO MANAGERS:

Richard Bornhoft is a Co-Founder and the Chief Investment Officer of the Adviser. He leads the Adviser’s portfolio management team and is responsible for day-to-day investment decisions for the Fund. Mr. Bornhoft has over 30 years of experience in the alternative investment industry. He specializes in the creation, evaluation, and risk monitoring of managed futures investment portfolios for institutional and individual investors. Mr. Bornhoft began his career directing hedging strategies for mortgage and agricultural companies and banks, and subsequently as a systematic CTA. Mr. Bornhoft co-founded one of the first multiple-CTA managed futures funds in 1983, and his own futures investment advisory firm in 1985. Over the course of his career, Mr. Bornhoft has financially engineered and directed the research, design and on-going management of multiple-CTA managed futures portfolios for approximately 20 pension plans, corporations and banking institutions throughout the world. He has served on numerous arbitration boards and committees of regulatory and industry organizations. Mr. Bornhoft earned his BS in Agricultural Business from Colorado State University. He holds securities licenses Series 7, 24, 63 and CFTC/NFA Series 3.

Dr. Ajay Dravid is the Managing Director of Portfolio Strategy for the Adviser and joined the Adviser in 2011. As a co-portfolio manager of Equinox Fund Management’s mutual funds, Dr. Dravid is involved in day-to-day portfolio and risk management, as well as in developing and structuring new products. Prior to joining Equinox, he was a consultant and a member of the Executive Committee of The Frontier Fund. Dr. Dravid has more than 30 years of experience in industry, academia, and financial services. From 2004 to 2006, he was President of Saranac Capital Management, a separate entity spun out from Citigroup to manage more than $3 billion in hedge fund assets. From 1996 to 2004, he was a Director and then a Managing Director at Salomon Brothers and Citigroup, where he helped to build and manage the hedge fund business and platforms. He was a co-portfolio manager for the Multi-Strategy Arbitrage funds, a quantitative analyst for the Equity Long-Short funds, and the head of the Risk Committee. He was also involved in the structuring and marketing of funds and in client service. From 1993 to 1996, Dr. Dravid was a Vice President in the Asset Allocation Research Group of Salomon Brothers. Prior to this, he was an Assistant Professor of Finance at the Wharton School.

Dr. Dravid has published numerous papers in leading academic and practitioner journals including Journal of Finance, Journal of Financial Economics, and Journal of Derivatives. Dr. Dravid received a BSc in Physics from the University of Poona (India), an MA in Physics from SUNY at Stony Brook, an MBA in Finance and Marketing from the University of Rochester, and a PhD in Finance from the Graduate School of Business at Stanford University. He holds a CFTC/NFA Series 3 registration.

Sue Osborne is a member of the Adviser’s portfolio management team and joined the Advisor in April 2013. Ms. Osborne is also Director of Research at Equinox Institutional Asset Management, LP (formerly known as Tapestry Asset Management, LP), an affiliate of the Adviser, where she has been since 2003, first as a consultant and then in her current role. She has held positions in hedge fund research and portfolio management at Hamilton & Co. from

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2002 to 2003, Goldman Sachs from 1998 to 2002, Lake Partners from 1996 to 1998, and Greenwich Associates in 1996. She holds an MBA from Lehigh University and a BS in Marketing from Duquesne University.

Afroz Qadeer is a member of the Adviser’s portfolio management team and joined the Adviser in April 2013. Mr. Qadeer co-founded Equinox Institutional Asset Management, LP (then known as Tapestry Asset Management, LP) in 2002 and serves as its President and Chief Investment Officer. He has held tenures in hedge fund research and portfolio management roles with Goldman Sachs, Optima Fund Management, and Lake Partners. In such roles, he participated in the launch of eight multi-manager funds, management of 20 multi-manager portfolios covering a diverse range of alternatives, and management of four hedge fund portfolios with assets of approximately $2 billion. Mr. Qadeer holds an MBA from The Wharton School, University of Pennsylvania and a Bachelor of Commerce from Sydenham College, University of Bombay, India.

Rufus Rankin is the Adviser’s Director of Portfolio Management and joined the Adviser in 2011. Mr. Rankin works on the conception, development and implementation of new products and distribution strategies for investment products managed by Equinox Fund Management, a role that requires daily contact with and evaluation of CTAs, and other alternative investment managers. He is a co-portfolio manager of the firm’s mutual funds. Prior to his current role, he was Product Development Manager at Solon Capital, LLC, an affiliate of the adviser. Before then, he performed sales at SEI from August 2005 to February 2009, and was previously at Morgan Stanley from September 2004 to August 2005. Mr. Rankin holds a BA in Philosophy and a Masters in International Studies from North Carolina State University, and is currently ABD in the process pursuing a Doctorate of Business Administration with a concentration in finance and a dissertation on statistical methods of creating more diversified multi-manager portfolios.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

The information in this supplement contains new and additional information beyond that in the Prospectus, dated February 1, 2013, and Statement of Additional Information (“SAI”), dated February 1, 2013, as updated. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

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Filed pursuant to Rule 497(e)

1933 Act File No. 333-168569

1940 Act File No. 811-22447

Equinox Funds Trust (the “Trust”)

Equinox Abraham Strategy Fund

Equinox Absolute Return Plus Strategy Fund

Equinox Campbell Strategy Fund

Equinox Chesapeake Strategy Fund

Equinox Crabel Strategy Fund

Equinox Eclipse Strategy Fund

Equinox John Locke Strategy Fund

Equinox QCM Strategy Fund

Equinox Tiverton Strategy Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 1, 2013 to the currently effective

Statement of Additional Information (“SAI”) for the Funds

The information in this supplement contains new and additional information beyond that in the currently effective SAI for the Funds dated on or before the date of this supplement and should be read in conjunction with any of the Funds’ respective Prospectuses or Summary Prospectuses.

Effective April 1, 2013, Afroz Qadeer and Sue Osborne have been added as portfolio managers of the Funds and are, together with Richard Bornhoft, Ajay Dravid and Rufus Rankin primarily responsible for the day-to-day management of the Fund. Brian Bell will no longer serve as a portfolio manager of the Fund.

The following supplements the information in the section titled “Portfolio Managers” on page 15 of the SAI:

PORTFOLIO MANAGERS

This section supplements the information about Richard Bornhoft, Ajay Dravid, Sue Osborne, Afroz Qadeer, and Rufus Rankin, the Funds’ portfolio management team, provided in the Prospectus under the heading “Portfolio Managers,” and includes information about other accounts managed, the dollar range of Fund shares owned and compensation.

Compensation. Mr. Bornhoft is the controlling principal of The Bornhoft Group Corporation, an owner of the Adviser. Mr. Bornhoft is compensated through an indirect ownership stake in the Adviser. As of Mr. Bornhoft, Dr. Dravid, Mr. Rankin, Ms. Osborne and Mr. Qadeer are each paid a fixed salary and discretionary bonus by the Adviser, which is contingent upon the overall performance of the Adviser and each individual’s contribution to the Adviser’s performance, and is not directly contingent upon the performance of the Funds.

Fund Shares Owned by the Portfolio Managers. None of Mr. Bornhoft, Dr. Dravid, Mr. Rankin, Ms. Osborne or Mr. Qadeer owned shares of the Funds as of the date of this supplement.

Other Accounts. The information below is provided as of the date of this supplement.

Afroz Qadeer

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	N/A	N/A
Other Pooled Investment Vehicles	0	$0	N/A	N/A
Other Accounts	2	$271,000,000	2	$271,000,000

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Sue Osborne

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	N/A	N/A
Other Pooled Investment Vehicles	0	$0	N/A	N/A
Other Accounts	2	$271,000,000	2	$271,000,000

Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of each Fund’s investments, on the one hand, and the investments of the other accounts referenced above, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of a Fund’s trade, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Proxy Voting Policies. The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by a Fund to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix C.

More information. Information regarding how a Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30th will be available (1) without charge, upon request, by calling the Fund at 1-888-643-3431; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888- 643-3431; and will be sent within three business days of receipt of a request.

Investors should retain this Supplement for future reference.

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